Property and Equipment, Net (Summary of property and equipment, net) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Computer, equipment and furniture [Member] USD ($)	Dec. 31, 2012 Computer, equipment and furniture [Member] CNY	Dec. 31, 2011 Computer, equipment and furniture [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Total gross value	$ 21,636,000	134,794,000	71,322,000		$ 13,859,000	86,346,000	55,070,000	$ 866,000	5,393,000	2,601,000	$ 6,911,000	43,055,000	13,651,000
Less: accumulated depreciation	(5,176,000)	(32,247,000)	(30,310,000)
Net book value	16,460,000	102,547,000	41,012,000
Depreciation expenses	$ 3,100,000	19,200,000	11,300,000	7,600,000